NOTES PAYABLE (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended	3 Months Ended		52 Months Ended	1 Months Ended									6 Months Ended			12 Months Ended	1 Months Ended						0 Months Ended	12 Months Ended
	May 20, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014 Related Parties	Mar. 31, 2013 Related Parties	Mar. 31, 2014 Related Parties	Dec. 31, 2012 Notes Payable - Related Party Number		Nov. 30, 2012 Notes Payable - Related Party Number	Dec. 31, 2013 Notes Payable - Related Party		Dec. 31, 2013 United Fleet Financing - Notes Payable Tranche 1	Dec. 31, 2013 United Fleet Financing - Notes Payable Tranche 2	Dec. 31, 2013 United Fleet Financing - Financing and Subordinated Promissory Note	May 20, 2013 United Fleet Financing - Financing and Subordinated Promissory Note	Dec. 31, 2013 Emerald Private Equity Fund - Financing and Convertible Promissory Note	Jun. 20, 2013 Emerald Private Equity Fund - Financing and Convertible Promissory Note	May 20, 2013 Emerald Private Equity Fund - Financing and Convertible Promissory Note	Dec. 31, 2013 Emerald Private Equity Fund - Financing and Convertible Promissory Note Subsequent Event	Dec. 31, 2012 Notes Payable - Related Party	Nov. 30, 2012 Notes Payable - Related Party	Oct. 31, 2012 Notes Payable - Related Party	Mar. 31, 2014 Notes Payable - Related Party	Dec. 31, 2013 Notes Payable - Related Party		May 30, 2012 Notes Payable - Related Party Related Parties	Dec. 31, 2012 Notes Payable - Related Party Related Parties	Feb. 06, 2014 Derivative Liabilities — Convertible Notes
Maximum borrowing capacity																			$ 1,500,000
Installment size																			166,000
Conversion rate																			$ 0.55		$ 0.70
Warrants issuable																			2,727,272
Number of common shares per warrant																			1.25		2
Warrant exercise price														0.01	[1]				0.65		0.65							0.01		0.01	0.01
Proceeds from financing agreement																				200,000
Debt discount		1,614,406		806,539	9,214	806,539	1,614,406											596,169		200,000
Warrants oustanding														100,000	[1]			3,409,093			714,286		1,000,000					100,000		24,000	24,000
Notes payable																					200,000
Warrant term														5 years	[1]				18 months		5 years	5 years						5 years	[1]
Interest rate														21.00%	[1]						8.00%						7.00%	21.00%	[1]
Repayment of notes payable																								10,000	20,000
Warrants issued for notes payable											3,000		4,000										285,714	3,000	4,000	5,000
Debt Outstanding				2,485,000	741,000	2,485,000					30,000	[1]		10,000	[1]	40,000	60,000
Shares to be issued on debt conversion		100,000		4,953,226							3,000		4,000										1,142,858	3,000	4,000
Convertible shares in dispute	395,000			395,000
Warrants to be issued on debt conversion				3,523,507
Beneficial conversion feature				174,780
Interest expense prior to accretion of discount				132,521	68,836	209,260
Interest expense related party notes payable		45,205	4,458	70,782	22,549	95,018	140,223	45,205	4,458	140,223
Accretion expense debt discount		218,269	2,597	107,621	16,351	180,329	399,213
Proceeds related party note					159,250	159,250	159,250																							12,000	12,000
Total Interest Expense		13,918,171	0				13,918,171
Interest expense debt		69,014	25,711				278,274
Derivative liability		6,105,182					6,105,182																									10,340,351
Derivative, Gain on Derivative		4,146,356
Conversions settlements of three convertible notes		88,813
Gains (Losses) on Extinguishment of Debt, Total		$ (147,671)					$ (147,671)

[1]	For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The note was issued for $50,000 and the Company subsequently repaid $20,000 in 2012, with $10,000 payments in both November and December 2012, and the Company repaid $20,000 in 2013, with two $10,000 repayments made in January 2013. Accordingly, the lender received 5,000 warrants each month from issuance through October 2012, 4,000 warrants in November 2012, and 3,000 warrants in December 2012. Foregoing warrants are included within warrants granted in Note 12. The Company is currently negotiating an extension for this note.